Segment information	9 Months Ended
Sep. 30, 2025
Operating segments [Abstract]
Segment information	Segment information
15.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to chief operating decision maker. We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Revenue:
Social casino games	$79,618	$75,171	$219,237	$235,326
iGaming	16,229	7,810	44,915	24,034
Total Revenue	$95,847	$82,981	$264,152	$259,360
Advertising expenses:
Social casino games	$6,725	$6,174	$19,968	$23,955
iGaming	6,594	1,655	17,333	7,020
Total advertising expenses	$13,319	$7,829	$37,301	$30,975
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,612	$362	$2,220	$1,606
iGaming	899	837	2,581	2,484
Total depreciation and amortization (including right-of-use assets)	$2,511	$1,199	$4,801	$4,090
Interest income:
Social casino games	$4,212	$4,045	$12,126	$11,305
iGaming	—	—	—	—
Total interest income	$4,212	$4,045	$12,126	$11,305
Interest expense:
Social casino games	$508	$549	$1,418	$1,582
iGaming	1	8	4	20
Total interest expense	$509	$557	$1,422	$1,602
Profit before income tax:
Social casino games	$43,746	$34,181	$110,305	$117,386
iGaming	(2,623)	(281)	(5,784)	(2,595)
Total profit before income tax	$41,123	$33,900	$104,521	$114,791
15.2.    Disaggregation of revenue and non-current assets
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on platform and geographical location are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
U.S.	$60,996	$65,146	$182,507	$205,275
Canada	4,796	4,980	14,043	14,800
United Kingdom	15,929	6,133	42,268	19,287
Korea	—	—	—	—
International-other	14,126	6,722	25,334	19,998
Total	$95,847	$82,981	$264,152	$259,360
The following table presents non-current assets by geographical regions (in thousands):

	September 30, 2025	December 31, 2024
Korea	$2,444	$2,479
U.S.	416,077	416,835
Europe	103,781	29,818
Total (1)	$522,302	$449,132
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.
15.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the nine months ended September 30, 2025 and 2024.